As filed with the Securities and Exchange Commission on January 21, 2015

1933 Act File No. 333-28697

1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 155	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 156	☒

(Check appropriate box or boxes.)

Direxion Funds

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Exact name of Registrant as Specified in Charter)

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Eric S. Purple
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
35th Floor	Washington, DC 20006
New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 153 to the Registrant’s registration statement on December 23, 2014 and effective on December 29, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 155 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on January 21, 2015.

DIREXION FUNDS

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 155 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board,	January 21, 2015
/s/ Daniel D. O’Neill*	Chief Executive Officer and
Daniel D. O’Neill	Chief Investment Officer

/s/ Gerald E. Shanley III*	Trustee	January 21, 2015
Gerald E. Shanley III

/s/ John Weisser*	Trustee	January 21, 2015
John Weisser

/s/ Jacob C. Gaffey*	Trustee	January 21, 2015
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	January 21, 2015
David L. Driscoll

/s/ Eric W. Falkeis*	Trustee and Principal	January 21, 2015
Eric W. Falkeis	Executive Officer

/s/ Patrick J. Rudnick*	Principal Financial Officer	January 21, 2015
Patrick J. Rudnick	and Assistant Secretary

*By:	/s/ Angela Brickl
Attorney-In Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 151 to the Trust’s Registration Statement filed with the SEC on October 10, 2014.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase